FRANKLIN ETF TRUST

Schedule of Investments, December 31, 2022 (unaudited)

Franklin Short Duration U.S. Government ETF

	Principal Amount	Value

U.S. Government and Agency Securities 39.5%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$11,816	$11,570
Export-Import Bank of the U.S.,
senior secured note, 1.90%, 7/12/24	962,236	939,163
secured note, 2.628%, 11/12/26	1,103,711	1,048,796
[a]KE Export Leasing LLC, 2013-A, secured note, FRN, 4.966%, (3-Month USD LIBOR + 0.23%), 2/28/25	399,549	398,229
MSN 41079 and 41084 Ltd., 1.631%, 12/14/24	909,495	877,518
Petroleos Mexicanos, 2.378%, 4/15/25	350,000	338,393
Reliance Industries Ltd.,
2.512%, 1/15/26	656,250	630,250
senior secured note, 2.06%, 1/15/26	875,000	835,366
U.S. International Development Finance Corp.,
2.12%, 3/20/24	550,000	540,862
4.01%, 5/15/30	1,295,000	1,265,366
U.S. Treasury Note,
0.375%, 4/15/24	7,400,000	7,003,406
0.875%, 1/31/24	4,800,000	4,607,812
1.25%, 8/31/24	12,000,000	11,362,031
1.50%, 9/30/24	14,200,000	13,486,117
1.75%, 6/30/24	5,300,000	5,079,719
2.75%, 5/15/25	5,000,000	4,822,266
3.00%, 6/30/24	23,000,000	22,451,953
3.25%, 8/31/24	5,000,000	4,896,289
Ulani MSN 37894, senior bond, 2.184%, 12/20/24	695,653	674,347

Total U.S. Government and Agency Securities (Cost $84,344,861)		81,269,453

Mortgage-Backed Securities 71.1%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 36.1%
FHLMC, 1.802%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	102,529	101,510
FHLMC, 1.966%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	45,165	45,034
FHLMC, 2.397%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	7,075	7,105
FHLMC, 2.424%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	113,944	113,105
FHLMC, 2.487%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	23,668	23,950
FHLMC, 2.625%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	17,192	17,378
FHLMC, 2.697%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	18,713	18,830
FHLMC, 2.721%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	25,034	25,198
FHLMC, 2.767%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	51,864	50,498
FHLMC, 2.799%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	54,155	52,658
FHLMC, 2.823%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	80,623	80,347
FHLMC, 2.825%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	3,372	3,310
FHLMC, 2.844%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	26,820	27,016
FHLMC, 2.938%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	34,990	34,610
FHLMC, 2.993%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	286,678	288,811
FHLMC, 3.019%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	1,706	1,683
FHLMC, 3.08%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	15,891	15,813
FHLMC, 3.126%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	386,211	390,201
FHLMC, 3.13%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	8,287	8,411
FHLMC, 3.145%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	77	77
FHLMC, 3.213%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	22,486	22,078
FHLMC, 3.218%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	91,592	91,905
FHLMC, 3.284%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	7,845	7,982

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 3.291%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	$11,391	$11,215
FHLMC, 3.308%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	451,023	456,791
FHLMC, 3.34%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	1,929	1,900
FHLMC, 3.358%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	353,116	356,712
FHLMC, 3.438%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	4,996	4,983
FHLMC, 3.443%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	26,402	26,087
FHLMC, 3.452%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	8,492	8,322
FHLMC, 3.487%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	593	579
FHLMC, 3.492%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	89,740	87,567
FHLMC, 3.515%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	84,600	83,482
FHLMC, 3.52%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	146,286	147,893
FHLMC, 3.548%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	52,660	53,273
FHLMC, 3.57%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,712	4,712
FHLMC, 3.597%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	8,482	8,527
FHLMC, 3.649%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	6,049	6,108
FHLMC, 3.653%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	996,030	1,016,166
FHLMC, 3.656%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43	1,052,163	1,064,688
FHLMC, 3.675%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	24,579	24,802
FHLMC, 3.693%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	223,506	226,905
FHLMC, 3.71%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	19,525	19,184
FHLMC, 3.716%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	18,301	17,898
FHLMC, 3.729%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	736,506	750,571
FHLMC, 3.764%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	28,077	28,281
FHLMC, 3.769%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	167,382	169,508
FHLMC, 3.77%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	770	754
FHLMC, 3.834%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	76	75
FHLMC, 3.847%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	4,525	4,528
FHLMC, 3.881%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	701	708
FHLMC, 3.925%, (SOFR +/- MBS Margin), 12/25/30	1,496,431	1,441,839
FHLMC, 3.932%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	2,549	2,498
FHLMC, 3.955%, (SOFR +/- MBS Margin), 4/25/31	1,379,223	1,334,403
FHLMC, 3.959%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	30,103	30,688
FHLMC, 3.965%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	11,247	11,127
FHLMC, 3.967%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	23,274	23,817
FHLMC, 3.97%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	8,185	8,339
FHLMC, 3.975%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	15,727	15,400
FHLMC, 3.987%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	5,787	5,878
FHLMC, 3.988%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	3,492	3,428
FHLMC, 4.007%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	3,933	3,948
FHLMC, 4.015%, (SOFR +/- MBS Margin), 1/25/29	3,000,000	2,941,387
FHLMC, 4.084%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	145,100	148,624
FHLMC, 4.111%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	1,190	1,193
FHLMC, 4.183%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	90,003	91,915
FHLMC, 4.185%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	387	380
FHLMC, 4.194%, (SOFR +/- MBS Margin), 1/25/29	808,276	793,174
FHLMC, 4.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	5,290	5,207
FHLMC, 4.274%, (SOFR +/- MBS Margin), 1/25/32	2,977,135	2,901,382
FHLMC, 4.281%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	273	270
FHLMC, 4.305%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	9	9
FHLMC, 4.312%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30	612,741	591,629
FHLMC, 4.314%, (SOFR +/- MBS Margin), 5/25/29	3,000,000	2,951,896
FHLMC, 4.321%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	2,290	2,319
FHLMC, 4.322%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	58,807	60,078

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 4.332%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	$174,807	$173,494
FHLMC, 4.334%, (SOFR +/- MBS Margin), 2/25/32	1,821,000	1,786,371
FHLMC, 4.343%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	10,856	11,085
FHLMC, 4.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	60,508	61,514
FHLMC, 4.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	83,322	84,649
FHLMC, 4.352%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	426,890	424,007
FHLMC, 4.362%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	103,795	101,463
FHLMC, 4.372%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	115,815	114,980
FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	11,653	11,755
FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	12,623	12,485
FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	22,270	22,661
FHLMC, 4.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	25,263	25,710
FHLMC, 4.382%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	430,887	425,289
FHLMC, 4.392%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	163,112	161,695
FHLMC, 4.394%, (SOFR +/- MBS Margin), 4/25/32	3,000,000	2,953,106
FHLMC, 4.402%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30	1,859,264	1,823,236
FHLMC, 4.424%, (SOFR +/- MBS Margin), 6/25/32	3,000,000	2,955,013
FHLMC, 4.432%, (1-Month USD LIBOR +/- MBS Margin), 8/25/27	840,080	824,310
FHLMC, 4.432%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	318,204	313,965
FHLMC, 4.442%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	43,488	43,311
FHLMC, 4.442%, (1-Month USD LIBOR +/- MBS Margin), 7/25/30	2,060,782	2,019,650
FHLMC, 4.442%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	488,003	479,181
FHLMC, 4.442%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30	943,847	918,308
FHLMC, 4.462%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	1,707,796	1,677,153
FHLMC, 4.472%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	203,611	202,560
FHLMC, 4.472%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	787,039	773,383
FHLMC, 4.482%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	174,937	174,268
FHLMC, 4.482%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	136,748	134,598
FHLMC, 4.484%, (SOFR +/- MBS Margin), 6/25/32	3,000,000	2,967,422
FHLMC, 4.492%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	70,291	70,044
FHLMC, 4.492%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	2,342,535	2,313,831
FHLMC, 4.502%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,056,646	1,052,999
FHLMC, 4.502%, (1-Month USD LIBOR +/- MBS Margin), 6/25/27	635,511	625,169
FHLMC, 4.502%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	989,258	973,835
FHLMC, 4.512%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	434,259	433,038
FHLMC, 4.512%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	40,738	40,248
FHLMC, 4.512%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	1,107,723	1,091,209
FHLMC, 4.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	26,420	26,205
FHLMC, 4.542%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	169,444	168,061
FHLMC, 4.582%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26	686,657	679,688
FHLMC, 4.582%, (1-Month USD LIBOR +/- MBS Margin), 5/25/29	1,241,098	1,219,218
FHLMC, 4.582%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	2,295,492	2,260,373
FHLMC, 4.612%, (1-Month USD LIBOR +/- MBS Margin), 5/25/30	1,614,670	1,591,343
FHLMC, 4.618%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48	758,157	739,101
FHLMC, 4.622%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	923,335	915,342
FHLMC, 4.632%, (1-Month USD LIBOR +/- MBS Margin), 2/25/26	1,608,315	1,595,880
FHLMC, 4.632%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26	1,373,685	1,366,790
FHLMC, 4.642%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	543,505	539,491
FHLMC, 4.642%, (1-Month USD LIBOR +/- MBS Margin), 10/25/26	2,118,872	2,112,168
FHLMC, 4.652%, (1-Month USD LIBOR +/- MBS Margin), 12/25/29	1,763,719	1,747,020
FHLMC, 4.662%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29	920,165	908,152
FHLMC, 4.662%, (1-Month USD LIBOR +/- MBS Margin), 8/25/29	1,361,700	1,343,028

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 4.662%, (1-Month USD LIBOR +/- MBS Margin), 9/25/29	$739,755	$731,871
FHLMC, 4.672%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	1,896,700	1,870,931
FHLMC, 4.682%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	1,588,053	1,570,302
FHLMC, 4.682%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29	706,499	696,325
FHLMC, 4.702%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	752,854	743,889
FHLMC, 4.718%, (1-Month USD LIBOR +/- MBS Margin), 12/15/39	247,119	246,915
FHLMC, 4.768%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	1,257,732	1,230,721
FHLMC, 4.842%, (1-Month USD LIBOR +/- MBS Margin), 2/25/27	916,567	914,885
FHLMC, 4.942%, (1-Month USD LIBOR +/- MBS Margin), 3/25/30	1,541,738	1,542,715
FHLMC, 5.457%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	286	283

		74,418,249

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.8%
FHLMC, 0.75%, 5/25/44	1,823,767	1,429,310
FHLMC, 0.799%, 5/25/30	2,423,670	2,065,899
FHLMC, 0.826%, 2/25/31	866,736	727,925
FHLMC, 1.054%, 8/25/26	1,902,291	1,762,517
FHLMC, 2.00%, 2/25/50	990,620	820,625
FHLMC, 2.745%, 1/25/26	1,500,000	1,422,602
FHLMC, 2.995%, 12/25/25	1,500,000	1,434,481
FHLMC, 3.062%, 12/25/24	1,500,000	1,452,997
FHLMC, 3.458%, 8/25/23	1,969,504	1,951,252
FHLMC, 3.49%, 1/25/24	2,000,000	1,970,117
FHLMC, 3.50%, 6/01/26	153,963	150,079
FHLMC, 4.00%, 3/01/49	911,142	870,246

		16,058,050

[b]Federal National Mortgage Association (FNMA) Adjustable Rate 8.6%
FNMA, 1.877%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	31,264	30,576
FNMA, 1.887%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	20,083	20,125
FNMA, 1.932%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	13,868	13,938
FNMA, 1.96%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	8,903	8,964
FNMA, 1.973%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	14,842	14,586
FNMA, 2.018%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,313	1,288
FNMA, 2.19%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	5,126	5,018
FNMA, 2.195%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	19,024	19,356
FNMA, 2.21%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	33,665	33,524
FNMA, 2.276%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	4,694	4,729
FNMA, 2.28%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	7,815	7,631
FNMA, 2.29%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	1,394	1,364
FNMA, 2.365%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	64,216	64,922
FNMA, 2.396%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	3,747	3,776
FNMA, 2.424%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	21,493	21,409
FNMA, 2.426%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	574	562
FNMA, 2.489%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	20,303	19,895
FNMA, 2.514%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	59,033	58,708
FNMA, 2.518%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	5,361	5,254
FNMA, 2.599%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	17,909	18,045
FNMA, 2.605%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	10,532	10,512
FNMA, 2.668%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	16,635	16,803

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.694%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	$2,699	$2,686
FNMA, 2.71%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	875	855
FNMA, 2.734%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	31,111	31,177
FNMA, 2.793%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	26,056	25,705
FNMA, 2.805%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	3,557	3,548
FNMA, 2.823%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	1,669	1,647
FNMA, 2.845%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	278	272
FNMA, 2.879%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	1,236	1,207
FNMA, 2.934%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	56,435	55,462
FNMA, 2.952%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	4,081	4,055
FNMA, 2.954%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	95	94
FNMA, 2.959%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	22,522	22,008
FNMA, 2.965%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	2,413	2,404
FNMA, 2.965%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	90,708	91,687
FNMA, 2.975%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	58,845	59,524
FNMA, 2.982%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	35,984	36,676
FNMA, 3.005%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	270,244	270,627
FNMA, 3.025%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	35,761	35,604
FNMA, 3.041%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	175,234	175,241
FNMA, 3.042%, (11th District COF +/- MBS Margin), 8/01/29	4,964	4,896
FNMA, 3.063%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	9,320	9,084
FNMA, 3.079%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	8,910	8,773
FNMA, 3.084%, (1 Year CMT +/- MBS Margin), 1/01/31	15,225	14,920
FNMA, 3.089%, (1 Year CMT +/- MBS Margin), 6/01/40	28,026	28,405
FNMA, 3.089%, (1 Year CMT +/- MBS Margin), 11/01/40	8,089	7,892
FNMA, 3.096%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	10,073	9,861
FNMA, 3.105%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	122,055	119,816
FNMA, 3.109%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	131,874	133,840
FNMA, 3.14%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	57,917	58,921
FNMA, 3.164%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	465	454
FNMA, 3.189%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	2,915	2,863
FNMA, 3.196%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	20,226	20,643
FNMA, 3.196%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42	1,155,486	1,177,487
FNMA, 3.231%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	192,047	194,677
FNMA, 3.268%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	4,370	4,269
FNMA, 3.28%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	19,116	19,374
FNMA, 3.293%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	9,999	9,996
FNMA, 3.302%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	4,248	4,239
FNMA, 3.308%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	310	306
FNMA, 3.32%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	5,017	5,001
FNMA, 3.343%, (1 Year CMT +/- MBS Margin), 11/01/35	10,785	10,477
FNMA, 3.348%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	18,437	18,603
FNMA, 3.351%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	70,018	70,280
FNMA, 3.371%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	38,589	39,091
FNMA, 3.389%, (11th District COF +/- MBS Margin), 10/01/27	99	97
FNMA, 3.389%, (1 Year CMT +/- MBS Margin), 11/01/35	14,912	14,467
FNMA, 3.401%, (12-Month USD LIBOR +/- MBS Margin), 4/01/44	1,312,648	1,332,269
FNMA, 3.415%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	21,956	22,356
FNMA, 3.422%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	468	461
FNMA, 3.422%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	131,795	133,494
FNMA, 3.428%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	16,607	16,935
FNMA, 3.462%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	83,367	83,420
FNMA, 3.462%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	759,501	771,470

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.475%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	$290,434	$295,172
FNMA, 3.478%, (1 Year CMT +/- MBS Margin), 11/01/35	10,030	9,794
FNMA, 3.483%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	2,590	2,544
FNMA, 3.492%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	8,389	8,441
FNMA, 3.494%, (1 Year CMT +/- MBS Margin), 10/01/35	69,392	67,846
FNMA, 3.494%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	30,353	30,730
FNMA, 3.495%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	35,875	36,219
FNMA, 3.508%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	15,409	15,562
FNMA, 3.518%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	2,643	2,624
FNMA, 3.519%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	3,517	3,473
FNMA, 3.52%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	15,214	14,933
FNMA, 3.521%, (1 Year CMT +/- MBS Margin), 11/01/35	10,881	10,625
FNMA, 3.531%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	16,533	16,259
FNMA, 3.534%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	80,999	81,402
FNMA, 3.54%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	32,423	33,109
FNMA, 3.541%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	596,815	606,771
FNMA, 3.563%, (1 Year CMT +/- MBS Margin), 11/01/35	93,834	92,666
FNMA, 3.574%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	6,642	6,609
FNMA, 3.615%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,130	3,084
FNMA, 3.621%, (1 Year CMT +/- MBS Margin), 11/01/35	38,161	37,515
FNMA, 3.624%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	17,986	17,970
FNMA, 3.63%, (1 Year CMT +/- MBS Margin), 11/01/35	17,269	17,001
FNMA, 3.632%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	13,356	13,720
FNMA, 3.64%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44	1,207,262	1,223,928
FNMA, 3.644%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	4,296	4,382
FNMA, 3.66%, (1 Year CMT +/- MBS Margin), 11/01/35	29,682	29,272
FNMA, 3.671%, (1 Year CMT +/- MBS Margin), 11/01/35	17,730	17,459
FNMA, 3.702%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	288	285
FNMA, 3.712%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	175,937	179,543
FNMA, 3.714%, (1 Year CMT +/- MBS Margin), 11/01/35	72,964	71,982
FNMA, 3.716%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,600	4,668
FNMA, 3.726%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	228,206	231,807
FNMA, 3.727%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	103,254	105,095
FNMA, 3.736%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	53,691	52,932
FNMA, 3.737%, (1 Year CMT +/- MBS Margin), 10/01/35	191,354	188,482
FNMA, 3.737%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	582,821	594,055
FNMA, 3.74%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	26,612	26,238
FNMA, 3.752%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	35,808	35,391
FNMA, 3.784%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	32,495	33,102
FNMA, 3.796%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	80,523	82,173
FNMA, 3.83%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	1,628	1,598
FNMA, 3.837%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	59,176	60,220
FNMA, 3.842%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	187,283	191,230
FNMA, 3.865%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	7,047	6,906
FNMA, 3.873%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	193	191
FNMA, 3.873%, (1 Year CMT +/- MBS Margin), 10/01/36	28,003	28,010
FNMA, 3.879%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	8,708	8,801
FNMA, 3.894%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	10,075	10,251
FNMA, 3.90%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	3,797	3,838
FNMA, 3.906%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	4,144	4,216
FNMA, 3.928%, (1 Year CMT +/- MBS Margin), 9/01/36	22,477	22,531
FNMA, 3.94%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	85,023	84,215
FNMA, 3.944%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	55,607	54,967

franklintempleton.com	QuarterlySchedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.95%, (1 Year CMT +/- MBS Margin), 5/01/36	$31,170	$31,243
FNMA, 3.952%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,428	4,356
FNMA, 3.968%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	275,141	280,266
FNMA, 3.98%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	41,134	42,079
FNMA, 3.985%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	1,696	1,727
FNMA, 3.993%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	240	238
FNMA, 4.00%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	18,244	17,950
FNMA, 4.011%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	548	542
FNMA, 4.034%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	701	690
FNMA, 4.078%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	66,824	67,930
FNMA, 4.094%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	281	279
FNMA, 4.096%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	42,288	43,174
FNMA, 4.098%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	5,053	4,978
FNMA, 4.108%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	1,780	1,796
FNMA, 4.127%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	8,752	8,598
FNMA, 4.131%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	42,675	42,366
FNMA, 4.16%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	586	581
FNMA, 4.168%, (11th District COF +/- MBS Margin), 8/01/28	12,666	12,629
FNMA, 4.184%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	55,218	55,892
FNMA, 4.23%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	2,997	2,957
FNMA, 4.247%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	18,228	17,964
FNMA, 4.298%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	11,975	11,829
FNMA, 4.367%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	2,517	2,559
FNMA, 4.398%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	10,766	11,036
FNMA, 4.407%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	1,465	1,498
FNMA, 4.408%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	1,398	1,393
FNMA, 4.425%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	6,249	6,287
FNMA, 4.434%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	1,629	1,624
FNMA, 4.562%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	617	610
FNMA, 4.739%, (1-Month USD LIBOR +/- MBS Margin), 10/25/58	1,398,788	1,347,862
FNMA, 4.789%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40	432,600	422,814
FNMA, 4.789%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	925,245	907,049
FNMA, 4.789%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	799,169	784,124
FNMA, 4.839%, (1-Month USD LIBOR +/- MBS Margin), 10/25/41	1,694,361	1,675,570
FNMA, 4.839%, (1-Month USD LIBOR +/- MBS Margin), 7/25/49	1,722,634	1,668,951
FNMA, 4.877%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	1,050	1,045
FNMA, 5.05%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	6,782	6,768
FNMA, 5.05%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	954	958
FNMA, 5.397%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	20,095	19,991

		17,842,641

Federal National Mortgage Association (FNMA) Fixed Rate 16.3%
FNMA, 0.785%, 7/25/30	2,996,625	2,666,944
FNMA, 1.75%, 1/25/43	1,058,411	895,806
FNMA, 3.00%, 10/25/45	1,123,050	1,054,649
FNMA, 3.50%, 9/01/25	18,540	18,160
FNMA, 3.50%, 10/01/25	175,441	171,771
FNMA, 3.50%, 3/01/26	155,632	152,104
FNMA, 3.50%, 8/01/26	31,424	30,619
FNMA, 3.50%, 8/01/26	15,003	14,742
FNMA, 3.50%, 10/01/26	1,571	1,531
FNMA, 3.50%, 10/01/26	990	973

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 3.50%, 10/01/26	$4,928	$4,842
FNMA, 3.50%, 1/01/27	3,742	3,677
FNMA, 3.50%, 1/01/27	8,091	7,950
FNMA, 3.50%, 1/01/27	201,543	196,973
FNMA, 3.50%, 4/01/27	58,517	56,882
FNMA, 3.50%, 7/01/27	218,419	214,631
FNMA, 3.50%, 5/01/31	59,839	58,365
[c]FNMA, 5.00%, 1/15/53	14,039,000	13,835,911
[c]FNMA, 5.50%, 1/15/53	14,067,000	14,106,094

		33,492,624

[b]Government National Mortgage Association (GNMA) Adjustable Rate 2.1%
GNMA, 4.653%, (1-Month USD LIBOR +/- MBS Margin), 4/20/37	1,396,815	1,386,566
GNMA, 4.683%, (1-Month USD LIBOR +/- MBS Margin), 6/20/41	1,877,127	1,846,659
GNMA, 4.926%, (1-Month USD LIBOR +/- MBS Margin), 1/16/40	1,053,533	1,047,798

		4,281,023

Government National Mortgage Association (GNMA) Fixed Rate 0.2%
GNMA, 2.50%, 9/20/27	409,707	402,301

Total Mortgage-Backed Securities (Cost $151,557,574)		146,494,888

Total Investments before Short Term Investments (Cost $235,902,435)		227,764,341

	Shares
Short Term Investments (Cost $4,976,601) 2.4%
Money Market Funds 2.4%
[d,e]Institutional Fiduciary Trust Money Market Portfolio, 3.84%	4,976,601	4,976,601

Total Investments (Cost $240,879,036) 113.0%		232,740,942
Other Assets, less Liabilities (13.0)%		(26,830,202)

Net Assets 100.0%		$205,910,740

a The coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

b Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

c Security purchased on a to-be-announced (TBA) basis.

d The rate shown is the annualized seven-day effective yield at period end.

e See Note 3 regarding investments in affiliated management investment companies.

At December 31, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts

U.S. Treasury 2 Yr. Note	Long	97	$19,892,578	3/31/23	$13,910

U.S. Treasury 5 Yr. Note	Short	5	539,649	3/31/23	1,772

U.S. Treasury 10 Yr. Note	Short	98	11,005,094	3/22/23	108,585

U.S. Treasury 10 Yr. Ultra	Short	13	1,537,656	3/22/23	19,685

U.S. Treasury Long Bond	Short	32	4,011,000	3/22/23	72,455

Total Futures Contracts					$216,407

    *As of period end.

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

  Abbreviations

Selected Portfolio
CMT	Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Short Duration U.S. Government ETF (Fund), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:

					Net Change in		Number of

	Value at				Unrealized	Value at	Shares

	Beginning			Realized	Appreciation	End of	Held at End	Dividend

	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	of Period	Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 3.84%	$ 8,708,845	$ 184,593,513	$ (188,325,757)	$ -	$ -	$ 4,976,601	4,976,601	$ 40,416

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$–	$81,269,453	$–	$81,269,453
Mortgage-Backed Securities	–	146,494,888	–	146,494,888
Short Term Investments	4,976,601	–	–	4,976,601

Total Investments in Securities	$4,976,601	$227,764,341	$–	$232,740,942

Other Financial Instruments:
Futures Contracts	$216,407	$–	$–	$216,407

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.